Acquisitions And New Ventures (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended						12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 23, 2012 Riverwalk Acquisition hotel_rooms sqft acre	Dec. 31, 2012 Riverwalk Acquisition	Feb. 29, 2012 Bluff Media Acquisition	Dec. 31, 2012 Bluff Media Acquisition	Dec. 31, 2012 Gaming Operations	Dec. 31, 2011 Gaming Operations	Dec. 31, 2010 Gaming Operations	Oct. 23, 2012 Gaming Operations Riverwalk Acquisition	Dec. 31, 2012 Minimum	Oct. 23, 2012 Minimum Computer Equipment and Software [Member] Riverwalk Acquisition	Dec. 31, 2012 Minimum Equipment	Oct. 23, 2012 Minimum Equipment Riverwalk Acquisition	Dec. 31, 2012 Minimum Furniture and fixtures	Oct. 23, 2012 Minimum Furniture and fixtures Riverwalk Acquisition	Dec. 31, 2012 Minimum Buildings	Oct. 23, 2012 Minimum Buildings Riverwalk Acquisition	Oct. 23, 2012 Minimum Building Improvements [Member] Riverwalk Acquisition	Dec. 31, 2012 Maximum	Oct. 23, 2012 Maximum Computer Equipment and Software [Member] Riverwalk Acquisition	Dec. 31, 2012 Maximum Equipment	Oct. 23, 2012 Maximum Equipment Riverwalk Acquisition	Dec. 31, 2012 Maximum Furniture and fixtures	Oct. 23, 2012 Maximum Furniture and fixtures Riverwalk Acquisition	Dec. 31, 2012 Maximum Buildings	Oct. 23, 2012 Maximum Building Improvements [Member] Riverwalk Acquisition	Oct. 23, 2012 Customer relationships Riverwalk Acquisition	Oct. 23, 2012 Slots gaming rights Riverwalk Acquisition	Oct. 23, 2012 Trade Names [Member] Riverwalk Acquisition	Dec. 21, 2012 Miami Valley Gaming and Racing [Member]	Mar. 31, 2012 Miami Valley Gaming and Racing [Member]	Dec. 31, 2012 Miami Valley Gaming and Racing [Member] sqft mi acre	Dec. 31, 2012 Miami Valley Gaming and Racing [Member] Maximum terminal	Dec. 31, 2012 License Fee Payable [Member] Miami Valley Gaming and Racing [Member]	Dec. 21, 2012 Funded at Closing [Member] Miami Valley Gaming and Racing [Member]	Dec. 21, 2012 Notes Payable, Other Payables [Member] Miami Valley Gaming and Racing [Member]
Business Acquisition [Line Items]
Cash Acquired from Acquisition				$ 9,400,000
Other intangible assets				43,100,000																									10,300,000	25,300,000	7,500,000
Finite-Lived Intangible Asset, Useful Life												1 year									30 years								6 years
Goodwill	250,414,000	213,712,000	214,528,000	32,768,000	32,800,000		3,900,000	67,457,000	34,689,000	35,082,000	32,800,000
Property, Plant and Equipment, Useful Life													3 years	3 years	4 years	2 years	4 years	10 years	40 years	8 years		5 years	18 years	6 years	10 years	6 years	40 years	22 years
Purchase price of the entity to be acquired				145,600,000
Square footage of Casino				25,000																														186,000
Number of Lottery Terminals																																			2,500
Number of Hotel rooms				80
Square footage of Event Center				5,600
Acres				22																														120
Equity Method Investments, Facility Cost																																		215,000,000		50,000,000
Ownership In Joint Venture																																	50.00%
Potential cash payment to sellers						2,300,000
Contributions by the joint venture to fund asset purchases																																		80,000,000
Equity Method Investments																																60,000,000					10,000,000	50,000,000
Note Payable, Term																																6 years
Equity Method Investments, Contingent Payable																																10,000,000
Initial Capital Contributions To Joint Ventures	19,850,000	0	0																															19,900,000
Payments to Acquire Businesses, Net of Cash Acquired	142,915,000	0	169,665,000			6,700,000
Business Acquisition, Contingent Consideration, Potential Cash Payment						2,500,000
Business Combination, Contingent Consideration Arrangements, Consideration Term						5 years
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual					10,300,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual					$ 2,000,000
Race Track, Length																																		0.625